Loans and borrowings - Summary of Loans and Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current
Bank loans	$ 188	$ 116
Lease liabilities	185	125
Non-current borrowings	373	241
Current
Convertible notes (including embedded derivative)	1,502	0
Bank loans	129	90
Lease liabilities	49	33
Current borrowings	$ 1,680	$ 123